Income Taxes - Schedule of Movement of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Deferred Tax Assets [Abstract]
Balance at beginning of the year	$ 484,704	$ 290,967	$ 110,064
Charged to income – operating loss	1,123,056
Credited to income – allowance for expected credit loss	189,955	196,288	167,795
Credited to income/(loss) – ROU/lease liability	6,018
Credited to (loss)/income – impairment for inventories	(4,535)		19,867
Exchange adjustment	64,061	(2,551)	(6,759)
Ending balance	$ 1,863,259	$ 484,704	$ 290,967